Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 30, 2013
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements

The following is a summary of the activity of Birks’ stock option plans and arrangements. The weighted average exercise price for Canadian priced options in the summary below have been converted to U.S. dollars using the exchange rate for Canadian and U.S. dollars as of March 30, 2013:

	Options	Weighted average exercise price
Outstanding March 27, 2010	307,761	$2.37
Granted	64,470	1.22
Cancelled	(47,353)	7.35
Forfeited	(1,664)	5.50
Exercised	(128)	1.05

Outstanding March 26, 2011	323,086	1.39
Granted	175,000	1.07
Exercised	(1,080)	1.05
Cancelled	(888)	7.07

Outstanding March 31, 2012	496,118	1.26
Granted	130,000	0.89
Cancelled	(1,500)	3.28

Outstanding March 30, 2013	624,618	$1.18

Summary of Status of Stock Options

A summary of the status of Birks’ stock options at March 30, 2013 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.89-1.00	372,944	4.0	$0.96	242,944	$1.00
$1.01-1.05	156,674	8.7	1.04	56,674	1.04
$1.25-1.26	80,000	7.7	1.25	45,000	1.25
$7.73	15,000	1.1	7.73	15,000	7.73

	624,618	5.6	$1.18	359,618	$1.32

Mayors Stock Option Plan [Member]
Summary of Status of Stock Options

A summary of the status of the option plans at March 30, 2013 is presented below:

Exercise price		Options outstanding and exercisable
	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$ 1.05	1,260	7.0	$1.05
$ 6.00 – 9.00	7,821	1.0	8.16

	9,081	1.8	$7.18

Summary of Stock Option Activity

The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 27, 2010	269,265	$11.55
Forfeited/cancelled	(47,632)	30.51
Granted	2,607	1.05

Outstanding March 26, 2011	224,240	7.40
Forfeited/cancelled	(6,494)	52.33

Outstanding March 31, 2012	217,746	6.06
Expired	(208,665)	6.01

Outstanding March 30, 2013	9,081	$7.18